Label	Element	Value
FIRST INVESTORS GLOBAL FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fief497_SupplementTextBlock
SUPPLEMENT DATED DECEMBER 9, 2013

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS

DATED FEBRUARY 25, 2013, SUPPLEMENTED AS OF FEBRUARY 26, 2013

The Supplement dated October 18, 2013 is deleted and replaced with this Supplement.

1.
In “The Funds Summary Section” for the Global Fund on page 36 under the heading “Principal Investment Strategies”, the second sentence in the second paragraph is deleted and replaced with the following:

Security selection is based on any one or more of the following: profitability; return on invested capital; relative valuation; risk/return profile; quality of assets; industry structure/dynamics; hidden or unappreciated value; and/or quality of management.

Risk/Return [Heading]	rr_RiskReturnHeading	FIRST INVESTORS GLOBAL FUND